Fee and commission income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee And Comission Income
Credit card income	R$ 9,088,525	R$ 7,510,685	R$ 6,754,319
Current accounts	7,704,791	7,980,149	7,927,357
Collections	1,851,107	1,970,919	2,150,007
Guarantees	1,098,907	1,111,476	1,259,236
Asset management	1,256,998	1,340,761	1,348,214
Consortium management	2,250,563	2,202,959	1,921,206
Custody and brokerage services	1,320,982	1,293,899	1,200,729
Underwriting/ Financial Advisory Services	1,032,534	1,213,016	1,150,460
Payments	440,319	440,155	462,535
Other	1,089,481	968,988	762,391
Total	R$ 27,134,207	R$ 26,033,007	R$ 24,936,454